Exhibit 99.2

CARD SERIES SCHEDULE TO

MONTHLY NOTEHOLDERS’ STATEMENT

Date: 11/09/2011

CAPITAL ONE MULTI-ASSET EXECUTION TRUST, ASSET POOL 1

Monthly Period Ending: October 31, 2011

Reference is made to the Series 2002-CC Supplement as amended, (the “Series 2002-CC Supplement”), dated as of October 9, 2002, between Capital One Funding, LLC, a Virginia limited liability company (“Funding”), as Transferor, Capital One Bank (USA), National Association, a national banking association (the “Bank”), as Servicer, and The Bank of New York Mellon, as Trustee, and the Indenture as amended, (the “Indenture”), dated as of October 9, 2002, between Capital One Multi-asset Execution Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee.

The following computations are prepared with respect to the Transfer Date of November 14, 2011 and with respect to the performance of the Trust during the related Monthly Period from October 1, 2011 through October 31, 2011. Current Distribution Date is November 15, 2011.

Interest Period for all tranches generally includes the previous Distribution Date (or in the case of the initial Interest Payment Date, the Issuance Date) through the day preceding the current Distribution Date. Interest on floating rate tranches is calculated on the basis of 360-day year and the actual number of days in the related interest Period. Interest on fixed rate tranches is calculated on the basis of a 360-day year and twelve 30-day months.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commision (“SEC”).

Amended and Restated Pooling and Servicing Agreement dated as of August 1, 2002, January 13, 2006, March 23, 2007 and July 1, 2007	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on July 6, 2007.

First Amendment to Amended and Restated Pooling and Servicing Agreement dated as of March 1, 2008.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Second Amendment to Amended and Restated Pooling and Servicing Agreement dated as of July 15, 2010.	Included in Exhibit 4.1 to Trust’s Form 8-K filed with the SEC on July 15, 2010.

Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, relating to the COMT Collateral Certificate.	Included in Exhibit 4.1 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to the Series 2002-CC Supplement dated as of March 1, 2008.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Transfer and Administration Agreement dated as of October 9, 2002.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Transfer and Administration Agreement dated as of March 1, 2008.	Included in Exhibit 4.10 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Capital One Multi-asset Execution Trust Amended and Restated Trust Agreement dated as of October 9, 2002.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

Indenture dated as of October 9, 2002.	Included in Exhibit 4.4 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Indenture dated as of March 1, 2008.	Included in Exhibit 4.7 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.5 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to COMT Asset Pool 1 Supplement dated as of March 1, 2008.	Included in Exhibit 4.8 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Card Series Indenture Supplement dated as of March 1, 2008.	Included in Exhibit 4.9 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

A. Interest to be paid on the corresponding Distribution Date:

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount
Class A (2004-1)	14041NBG5	15-Nov-11	182,591.25	0.3651825000
Class A (2004-4)	14041NBN0	15-Nov-11	186,619.03	0.3732380600
Class A (2005-1)	14041NBY6	15-Nov-11	189,303.54	0.2524047200
Class A (2005-6)	14041NCF6	17-Jan-12	—	0.0000000000
Class A (2005-7)	14041NCH2	15-Nov-11	1,958,333.33	3.9166666600
Class A (2005-9)	14041NCK5	15-Nov-11	87,267.65	0.2685158462
Class A (2005-10)	14041NCL3	15-Nov-11	130,230.14	0.2604602800
Class A (2006-1)	14041NCN9	15-Nov-11	112,105.14	0.2242102800
Class A (2006-3)	14041NCQ2	15-Nov-11	1,683,333.33	4.2083333250
Class A (2006-5)	14041NCS8	15-Nov-11	122,174.58	0.2443491600
Class A (2006-8)	14041NCX7	15-Nov-11	66,054.75	0.2201825000
Class A (2006-11)	14041NDB4	15-Nov-11	201,386.88	0.2685158400
Class A (2006-12)	14041NDC2	15-Nov-11	122,174.58	0.2443491600
Class A (2006-E)		15-Nov-11	—	0.0000000000
Class A (2007-1)	14041NDG3	15-Nov-11	147,683.51	0.2362936160
Class A (2007-2)	14041NDL2	15-Nov-11	182,322.19	0.2604602714
Class A (2007-4)	14041NDS7	15-Nov-11	165,136.88	0.2201825067
Class A (2007-A)	U13554AD9	15-Nov-11	866,666.67	4.3333333500
Class A (2007-5)	14041NDT5	15-Nov-11	136,942.83	0.2282380500
Class A (2007-7)	14041NDX6	15-Nov-11	4,791,666.67	4.7916666700
Class A (2007-8)	14041NDY4	15-Dec-11	—	0.0000000000
Class A (2008-3)	14041N ED9	15-Nov-11	2,525,000.00	4.2083333333

Total Class A			13,856,992.95

Class B (2004-3)	14041NBL4	15-Nov-11	117,610.71	0.7840714000
Class B (2004-7)		17-Jan-12	—	0.0000000000
Class B (2005-1)	14041NBX8	15-Nov-11	714,583.33	4.0833333143
Class B (2005-3)	14041NCG4	17-Jan-12	—	0.0000000000
Class B (2006-1)	14041NCT6	15-Nov-11	73,774.99	0.4215713714
Class B (2007-1)	14041NDH1	15-Nov-11	144,730.54	0.4135158286
Class B (2009-C)		15-Nov-11	490,236.16	0.8404602777

Total Class B			1,540,935.73

Class C (2003-3)	14041NAV3	15-Nov-11	502,128.96	2.0085158400
Class C (2004-2)	14041NBH3	15-Nov-11	104,184.92	1.0418492000
Class C (2004-3)		15-Dec-11	—	0.0000000000
Class C (2007-1)	14041NDJ7	15-Nov-11	174,804.75	0.5826825000
Class C (2007-2)	14041NDK4	15-Nov-11	109,420.63	0.4376825200
Class C (2007-4)	14041NEA5	15-Nov-11	449,230.54	1.2835158286
Class C (2009-A)		15-Nov-11	94,566.55	1.3237936548

Total Class C			1,434,336.35

Total			16,832,265.03

B. Principal to be paid on the Distribution Date:

	CUSIP Number	Principal Payment Date	Total Amount of Principal to be paid	Per $1000 of Outstanding Dollar Principal Amount
Class B (2009-C)		15-Nov-11	583,294,860.00	1,000.0000000000
Class C (2009-A)		15-Nov-11	71,436,020.00	1,000.0000000000

C. Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:

(as of the end of the related Monthly Period)

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
Class A (2004-1)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2004-4)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2005-1)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2005-6)	455,000,000.00	455,000,000.00	455,000,000.00	455,000,000.00
Class A (2005-7)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2005-9)	325,000,000.00	325,000,000.00	325,000,000.00	325,000,000.00
Class A (2005-10)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-1)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-3)	400,000,000.00	400,000,000.00	400,000,000.00	400,000,000.00
Class A (2006-5)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-8)	300,000,000.00	300,000,000.00	300,000,000.00	300,000,000.00
Class A (2006-11)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2006-12)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-E)	—	—	—	—
Class A (2007-1)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
Class A (2007-2)	700,000,000.00	700,000,000.00	700,000,000.00	700,000,000.00
Class A (2007-4)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2007-A)	200,000,000.00	200,000,000.00	200,000,000.00	200,000,000.00
Class A (2007-5)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
Class A (2007-7)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
Class A (2007-8)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2008-3)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00

Total Class A	11,455,000,000.00	11,455,000,000.00	11,455,000,000.00	11,455,000,000.00

Class B (2004-3)	150,000,000.00	150,000,000.00	150,000,000.00	150,000,000.00
Class B (2004-7)	184,605,000.00	184,605,000.00	184,605,000.00	184,605,000.00
Class B (2005-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class B (2005-3)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class B (2006-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class B (2007-1)	350,000,000.00	350,000,000.00	350,000,000.00	350,000,000.00
Class B (2009-C)	583,294,860.00	583,294,860.00	583,294,860.00	583,294,860.00

Total Class B	1,717,899,860.00	1,717,899,860.00	1,717,899,860.00	1,717,899,860.00

Class C (2003-3)	250,000,000.00	250,000,000.00	250,000,000.00	250,000,000.00
Class C (2004-2)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class C (2004-3)	367,500,000.00	367,500,000.00	367,500,000.00	367,500,000.00
Class C (2007-1)	300,000,000.00	300,000,000.00	300,000,000.00	300,000,000.00

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
Class C (2007-2)	250,000,000.00	250,000,000.00	250,000,000.00	250,000,000.00
Class C (2007-4)	350,000,000.00	350,000,000.00	350,000,000.00	350,000,000.00
Class C (2009-A)	71,436,020.00	71,436,020.00	71,436,020.00	71,436,020.00

Total Class C	1,688,936,020.00	1,688,936,020.00	1,688,936,020.00	1,688,936,020.00

Class D (2002-1)		150,129,436.51	150,129,436.51	150,129,436.51

Total	14,861,835,880.00	15,011,965,316.51	15,011,965,316.51	15,011,965,316.51

D. Nominal Liquidation Amount for Tranches of Notes Outstanding:

(including all tranches issued as of the end of the Monthly Period, after taking into account all allocations expected to occur on the Distribution Date)

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-Account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub- Account	Nominal Liquidation Amount as of the Distribution Date*
Class A (2004-1)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2004-4)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2005-1)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2005-6)	455,000,000.00	—	—	—	—	—	—	455,000,000.00
Class A (2005-7)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2005-9)	325,000,000.00	—	—	—	—	—	—	325,000,000.00
Class A (2005-10)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-1)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-3)	400,000,000.00	—	—	—	—	—	—	400,000,000.00
Class A (2006-5)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-8)	300,000,000.00	—	—	—	—	—	—	300,000,000.00
Class A (2006-11)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2006-12)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-E)	—	—	—	—	—	—	—	—
Class A (2007-1)	625,000,000.00	—	—	—	—	—	—	625,000,000.00
Class A (2007-2)	700,000,000.00	—	—	—	—	—	—	700,000,000.00
Class A (2007-4)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2007-A)	200,000,000.00	—	—	—	—	—	—	200,000,000.00
Class A (2007-5)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
Class A (2007-7)	1,000,000,000.00	—	—	—	—	—	—	1,000,000,000.00
Class A (2007-8)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2008-3)	600,000,000.00	—	—	—	—	—	—	600,000,000.00

Total Class A	11,455,000,000.00	—	—	—	—	—	—	11,455,000,000.00

Class B (2004-3)	150,000,000.00	—	—	—	—	—	—	150,000,000.00
Class B (2004-7)	184,605,000.00	—	—	—	—	—	—	184,605,000.00
Class B (2005-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class B (2005-3)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
Class B (2006-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class B (2007-1)	350,000,000.00	—	—	—	—	—	—	350,000,000.00
Class B (2009-C)	583,294,860.00	—	—	—	—	—	583,294,860.00	—

Total Class B	1,717,899,860.00	—	—	—	—	—	583,294,860.00	1,134,605,000.00

Class C (2003-3)	250,000,000.00	—	—	—	—	—	—	250,000,000.00
Class C (2004-2)	100,000,000.00	—	—	—	—	—	—	100,000,000.00

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-Account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub- Account	Nominal Liquidation Amount as of the Distribution Date*
Class C (2004-3)	367,500,000.00	—	—	—	—	—	—	367,500,000.00
Class C (2007-1)	300,000,000.00	—	—	—	—	—	—	300,000,000.00
Class C (2007-2)	250,000,000.00	—	—	—	—	—	—	250,000,000.00
Class C (2007-4)	350,000,000.00	—	—	—	—	—	—	350,000,000.00
Class C (2009-A)	71,436,020.00	—	—	—	—	—	71,436,020.00	—

Total Class C	1,688,936,020.00	—	—	—	—	—	71,436,020.00	1,617,500,000.00

Class D (2002-1)	150,129,436.51	—	—	—	—	—	—	143,515,713.14

Total	15,011,965,316.51	—	—	—	—	—	654,730,880.00	14,350,620,713.14

*	This report does not capture any new issuances or increases of notes occurring after the end of the Monthly Period. Additionally, the Class D balance reflects any reductions due to maturities that will occur on the distribution date.

E. Targeted Deposits to Principal Funding sub-Accounts:

	Beginning Principal Funding sub-Account Balance	Targeted Deposit to Principal Funding sub-Account	Previous shortfalls of targeted deposits to the Principal Funding Sub-Accout	Actual Deposit to Principal Funding sub-Account	Amounts withdrawn from the Principal Funding sub-Account for payment to Noteholders	Ending Principal Funding sub-Account Balance	Principal Funding sub-Account Earnings
Class B (2009-C)	—	583,294,860.00	—	583,294,860.00	583,294,860.00	—	—
Class C (2009-A)	—	71,436,020.00	—	71,436,020.00	71,436,020.00	—	—

F. Targeted Deposits to Interest Funding sub-Accounts:

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-Account for payment to Noteholder’s (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings
Class A (2004-1)	0.453%	—	182,591.25	—	182,591.25	(182,591.25)	—	0.00
Class A (2004-4)	0.463%	—	186,619.03	—	186,619.03	(186,619.03)	—	0.00
Class A (2005-1)	0.313%	—	189,303.54	—	189,303.54	(189,303.54)	—	0.00
Class A (2005-6)	0.453%	—	166,059.08	—	166,059.08	—	166,059.08	0.00
Class A (2005-7)	4.700%	—	1,958,333.33	—	1,958,333.33	(1,958,333.33)	—	0.00
Class A (2005-9)	0.333%	—	87,267.65	—	87,267.65	(87,267.65)	—	0.00
Class A (2005-10)	0.323%	—	130,230.14	—	130,230.14	(130,230.14)	—	0.00
Class A (2006-1)	0.278%	—	112,105.14	—	112,105.14	(112,105.14)	—	0.00
Class A (2006-3)	5.050%	—	1,683,333.33	—	1,683,333.33	(1,683,333.33)	—	0.00
Class A (2006-5)	0.303%	—	122,174.58	—	122,174.58	(122,174.58)	—	0.00
Class A (2006-8)	0.273%	—	66,054.75	—	66,054.75	(66,054.75)	—	0.00
Class A (2006-11)	0.333%	—	201,386.88	—	201,386.88	(201,386.88)	—	0.00
Class A (2006-12)	0.303%	—	122,174.58	—	122,174.58	(122,174.58)	—	0.00
Class A (2006-E)	—	—	0.00	—	0.00	—	—	0.00
Class A (2007-1)	0.293%	—	147,683.51	—	147,683.51	(147,683.51)	—	0.00
Class A (2007-2)	0.323%	—	182,322.19	—	182,322.19	(182,322.19)	—	0.00
Class A (2007-4)	0.273%	—	165,136.88	—	165,136.88	(165,136.88)	—	0.00
Class A (2007-A)	5.200%	—	866,666.67	—	866,666.67	(866,666.67)	—	0.00
Class A (2007-5)	0.283%	—	136,942.83	—	136,942.83	(136,942.83)	—	0.00
Class A (2007-7)	5.750%	—	4,791,666.67	—	4,791,666.67	(4,791,666.67)	—	0.00
Class A (2007-8)	0.647%	287,604.44	260,641.53	—	260,641.53	—	548,245.97	0.00
Class A (2008-3)	5.050%	—	2,525,000.00	—	2,525,000.00	(2,525,000.00)	—	0.00

Total Class A		287,604.44	14,283,693.56	—	14,283,693.56	(13,856,992.95)	714,305.05	—

Class B (2004-3)	0.973%	—	117,610.71	—	117,610.71	(117,610.71)	—	0.00
Class B (2004-7)	1.000%	—	148,714.04	—	148,714.04	—	148,714.04	0.00
Class B (2005-1)	4.900%	—	714,583.33	—	714,583.33	(714,583.33)	—	0.00
Class B (2005-3)	0.953%	—	76,774.28	—	76,774.28	—	76,774.28	0.00
Class B (2006-1)	0.523%	—	73,774.99	—	73,774.99	(73,774.99)	—	0.00
Class B (2007-1)	0.513%	—	144,730.54	—	144,730.54	(144,730.54)	—	0.00
Class B (2009-C)	—	—	490,236.16	—	490,236.16	(490,236.16)	—	0.00

Total Class B		—	1,766,424.05	—	1,766,424.05	(1,540,935.73)	225,488.32	—

Class C (2003-3)	2.493%	—	502,128.96	—	502,128.96	(502,128.96)	—	0.00
Class C (2004-2)	1.293%	—	104,184.92	—	104,184.92	(104,184.92)	—	0.00
Class C (2004-3)	6.399%	1,959,693.75	1,959,693.75	—	1,959,693.75	—	3,919,387.50	0.02
Class C (2007-1)	0.723%	—	174,804.75	—	174,804.75	(174,804.75)	—	0.00
Class C (2007-2)	0.543%	—	109,420.63	—	109,420.63	(109,420.63)	—	0.00

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-Account for payment to Noteholder’s (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings
Class C (2007-4)	1.593%	—	449,230.54	—	449,230.54	(449,230.54)	—	0.00
Class C (2009-A)	—	—	94,566.55	—	94,566.55	(94,566.55)	—	0.00

Total Class C		1,959,693.75	3,394,030.10	—	3,394,030.10	(1,434,336.35)	3,919,387.50	0.02
Total		2,247,298.19	19,444,147.71	—	19,444,147.71	(16,832,265.03)	4,859,180.87	0.02

G. Class C Reserve sub-Accounts:

	Beginning Class C Reserve sub-Account Balance	Targeted Deposit to Class C Reserve sub-Account	Actual Deposit to Class C Reserve sub-Account	Withdrawls from Class C Reserve sub-Account Balance	Ending Class C Reserve sub-Account Balance	Class C Reserve sub-Account Earnings
NOTHING TO REPORT

H. Targeted Deposits to Class D Reserve sub-Accounts:

(Beginning Class D Reserve sub-Account Balance includes Class D Reserve sub-Account Earnings and deposits related to any new issuances)

	Beginning Class D Reserve sub-Account Balance	Targeted Deposit to Class D Reserve sub-Account	Actual Deposit to Class D Reserve sub-Account	Withdrawls from Class D Reserve sub-Account Balance	Ending Class D Reserve sub-Account Balance	Class D Reserve sub-Account Earnings
NOTHING TO REPORT

I. Targeted Deposits to Accumulation Reserve sub-Accounts:

	Beginning Accumulation Reserve sub-Account Balance	Targeted Deposit to Accumulation Reserve sub-Account	Actual Deposit to Accumulation Reserve sub-Account	Withdrawals from Accumulation Reserve Account for Interest	Withdrawals from Accumulation Reserve Account for Payments to Issuer	Ending Accumulation Reserve sub-Account Balance	Accumulation Reserve sub-Account Earnings
NOTHING TO REPORT

J. Class A Usage of Class B, C and D Subordination Amounts:

	Class A Usage of Class B Subordination Amount for this Monthly Period	Class A Usage of Class C Subordination Amount for this Monthly Period	Class A Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordination Amount	Cumulative Class A Usage of Class C Subordination Amount	Cumulative Class A Usage of Class D Subordination Amount
NOTHING TO REPORT

K. Class B Usage of Class C and D Subordination Amounts:

	Class B Usage of Class C Subordination Amount for this Monthly Period	Class B Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordination Amount	Cumulative Class B Usage of Class D Subordination Amount
NOTHING TO REPORT

L. Class C Usage of Class D Subordination Amounts:

	Class C Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class C Usage of Class D Subordination Amount
NOTHING TO REPORT

M. Required and Available Subordination Amount to Class A, B and C Notes:

(as of Determination Date, after taking into account all maturities expected to occur on the Distribution Date)

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes
Class A (2004-1)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2004-4)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2005-1)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2005-6)	40,203,481.50	40,203,481.50	47,507,778.50	47,507,778.50	5,482,295.00	5,482,295.00
Class A (2005-7)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2005-9)	28,716,772.50	28,716,772.50	33,934,127.50	33,934,127.50	3,915,925.00	3,915,925.00
Class A (2005-10)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-1)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-3)	35,343,720.00	35,343,720.00	41,765,080.00	41,765,080.00	4,819,600.00	4,819,600.00
Class A (2006-5)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-8)	26,507,790.00	26,507,790.00	31,323,810.00	31,323,810.00	3,614,700.00	3,614,700.00
Class A (2006-11)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2006-12)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-E)
Class A (2007-1)	55,224,562.50	55,224,562.50	65,257,937.50	65,257,937.50	7,530,625.00	7,530,625.00
Class A (2007-2)	61,851,510.00	61,851,510.00	73,088,890.00	73,088,890.00	8,434,300.00	8,434,300.00
Class A (2007-4)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2007-A)	17,671,860.00	17,671,860.00	20,882,540.00	20,882,540.00	2,409,800.00	2,409,800.00
Class A (2007-5)	53,015,580.00	53,015,580.00	62,647,620.00	62,647,620.00	7,229,400.00	7,229,400.00
Class A (2007-7)	88,359,300.00	88,359,300.00	104,412,700.00	104,412,700.00	12,049,000.00	12,049,000.00
Class A (2007-8)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2008-3)	53,015,580.00	53,015,580.00	62,647,620.00	62,647,620.00	7,229,400.00	7,229,400.00

Total Class A	1,012,155,781.50	1,012,155,781.50	1,196,047,478.50	1,196,047,478.50	138,021,295.00	138,021,295.00
Class B (2004-3)			159,354,701.26	159,354,701.26	18,423,017.43	18,423,017.43
Class B (2004-7)			196,117,830.84	196,117,830.84	22,673,207.56	22,673,207.56
Class B (2005-1)			185,913,818.14	185,913,818.14	21,493,520.35	21,493,520.35
Class B (2005-3)			106,236,467.51	106,236,467.51	12,282,011.63	12,282,011.63
Class B (2006-1)			185,913,818.14	185,913,818.14	21,493,520.35	21,493,520.35
Class B (2007-1)			371,827,636.28	371,827,636.28	42,987,040.69	42,987,040.69
Class B (2009-C)

Total Class B			1,205,364,272.17	1,205,364,272.17	139,352,318.01	139,352,318.01
Class C (2003-3)					22,181,717.64	22,181,717.64
Class C (2004-2)					8,872,687.06	8,872,687.06
Class C (2004-3)					32,607,124.93	32,607,124.93
Class C (2007-1)					26,618,061.17	26,618,061.17
Class C (2007-2)					22,181,717.64	22,181,717.64
Class C (2007-4)					31,054,404.70	31,054,404.70

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes
Class C (2009-A)

Total Class C					143,515,713.14	143,515,713.14

*	All balances for 2006-AA, 2006-AB, 2006-AC, 2006-AD, 2006-AE, 2008-AA and 2008-AB, 2009-AA tranches are as of End of Month.

N. Early Redemption Event

Current Month Excess Spread Amount	$167,362,675.46
Prior Month Excess Spread Amount	$167,101,255.04
Two Months Prior Excess Spread Amount	$167,007,922.08
Three Month Average Excess Spread Amount	$167,157,284.19
Is the average of the Excess Spread Amount	YES
for preceding three months greater than $0?

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 9th day of November, 2011.

Capital One Bank (USA), National Association
as Administrator

By:	/s/ Vicki Swanson
Name:	Vicki Swanson
Title:	Authorized Officer
Date:	11/09/2011